DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares
Dividends paid during the year were as follows:

	2021	2020	2019	2021	2020	2019
	pence per share	pence per share	pence per share	£m	£m	£m
Final dividend recommended by Directors at previous year end	0.57	—	2.14	404	—	1,523
Interim dividend paid in the year	0.67	—	1.12	473	—	789
	1.24	—	3.26	877	—	2,312